UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2020

Date of reporting period: September 30, 2019

Item 1.	Reports to Stockholders.

September 30, 2019

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Defensive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	556,128	$5,756
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	287,771	2,878
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	98,782	1,152
SEI Institutional Managed Trust Real Return Fund, Cl Y	95,749	957

Total Fixed Income Funds (Cost $10,775) ($ Thousands)		10,743

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	368,351	3,835
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	86,529	958
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	114,659	950

Total Multi-Asset Funds (Cost $5,726) ($ Thousands)		5,743

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	83,365	958
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	43,121	767

Total Equity Funds (Cost $1,643) ($ Thousands)		1,725

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, CI F, 1.800%**	959,193	959

Total Money Market Fund (Cost $959) ($ Thousands)		959

Total Investments in Securities — 100.0% (Cost $19,103) ($ Thousands)		$19,170

Percentages are based on Net Assets of $19,169 ($ Thousands).

** Rate shown is the 7-day effective yield as of September 30, 2019.

Cl — Class

As of September 30, 2019, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Defensive Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 5,987	$ 268	$ (550)	$ (11)	$ 62	$5,756	556,128	$ 62	$ —
SEI Institutional Managed Trust Conservative Income Fund, CI Y	2,994	145	(261)	—	—	2,878	287,771	35	—
SEI Institutional Managed Trust Core Fixed Income Fund, CI Y	1,197	43	(135)	(2)	49	1,152	98,782	18	—
SEI Institutional Managed Trust Real Return Fund, CI Y	996	42	(85)	(1)	5	957	95,749	14	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	3,991	112	(367)	1	98	3,835	368,351	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	998	46	(112)	2	24	958	86,529	18	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	996	30	(76)	(17)	17	950	114,659	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	998	44	(143)	(7)	66	958	83,365	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	799	48	(121)	(3)	44	767	43,121	8	—
SEI Daily Income Trust Government Fund, CI F	998	47	(86)	—	—	959	959,193	11	—

Totals	$ 19,954	$ 822	$ (1,936)	$ (38)	$ 365	$ 19,170	2,693,648	$ 166	$ -

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Defensive Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 60.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	119,012	$2,053
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	229,812	4,088

Total Equity Funds (Cost $5,218) ($ Thousands)		6,141

Fixed Income Fund — 40.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	591,594	4,088

Total Fixed Income Fund (Cost $4,148) ($ Thousands)		4,088

Total Investments in Securities — 100.0% (Cost $9,366) ($ Thousands)		$10,229

Percentages are based on Net Assets of $10,227 ($ Thousands).

Cl — Class

As of September 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, CL Y	$ 1,634	$ 498	$ (259)	$ (3)	$ 183	$ 2,053	119,012	$ 11	$ —
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CL Y	3,269	1,043	(432)	8	200	4,088	229,812	39	—
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	3,268	1,172	(370)	(17)	35	4,088	591,594	114	—

Totals	$ 8,171	$ 2,713	$ (1,061)	$ (12)	$ 418	$ 10,229	940,418	$ 164	$ -

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Conservative Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,097,999	$11,364
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	324,079	3,030
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	227,719	2,259
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	757,560	7,576
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	779,848	9,093
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	328,896	2,273
SEI Institutional Managed Trust Real Return Fund, Cl Y	302,312	3,023

Total Fixed Income Funds (Cost $38,531) ($ Thousands)		38,618

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	210,777	2,255
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,235,860	12,865
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	410,157	4,541
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	452,766	3,754

Total Multi-Asset Funds (Cost $23,119) ($ Thousands)		23,415

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	724,390	8,323
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	297,923	5,300

Total Equity Funds (Cost $12,898) ($ Thousands)		13,623

Total Investments in Securities — 100.0% (Cost $74,548) ($ Thousands)		$75,656

Percentages are based on Net Assets of $75,645 ($ Thousands).

Cl — Class

As of September 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$11,856	$ 480	$ (1,076)	$ (22)	$ 126	$11,364	1,097,999	$ 42	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3,164	140	(281)	—	7	3,030	324,079	130	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,915	195	(1,936)	(74)	159	2,259	227,719	71	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	7,908	362	(694)	—	—	7,576	757,560	94	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	9,493	434	(1,215)	(19)	400	9,093	779,848	145	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	793	1,601	(127)	(16)	22	2,273	328,896	31	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	3,157	128	(276)	(3)	17	3,023	302,312	45	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,373	60	(361)	9	174	2,255	210,777	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	13,437	337	(1,248)	18	321	12,865	1,235,860	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,744	216	(546)	10	117	4,541	410,157	88	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,939	115	(304)	(62)	66	3,754	452,766	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	8,698	432	(1,321)	(32)	546	8,323	724,390	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	5,540	338	(863)	(9)	294	5,300	297,923	57	—

Totals	$ 79,017	$ 4,838	$ (10,248)	$ (200)	$ 2,249	$ 75,656	7,150,286	$ 703	$ -

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Conservative Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 67.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	514,975	$8,883
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,019,285	18,133

Total Equity Funds (Cost $21,806) ($ Thousands)		27,016

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Fund — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,924,726	$13,300

Total Fixed Income Fund (Cost $13,438) ($ Thousands)		13,300

Total Investments in Securities — 100.0% (Cost $35,244) ($ Thousands)		$40,316

Percentages are based on Net Assets of $40,309 ($ Thousands).

Cl — Class

As of September 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl y	$ 8,730	$ 424	$ (1,056)	$ (78)	$ 863	$ 8,883	514,975	$ 56	$ —
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,947	562	(1,307)	33	898	18,133	1,019,285	188	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	13,163	955	(914)	(67)	163	13,300	1,924,726	384	—

Totals	$ 39,840	$ 1,941	$ (3,277)	$ (112)	$ 1,924	$ 40,316	3,458,986	$ 628	$ -

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Moderate Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,303,148	$13,488
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	540,907	5,057
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	507,655	5,036
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,314,062	26,982
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	732,391	5,061
SEI Institutional Managed Trust Real Return Fund, Cl Y	504,574	5,046

Total Fixed Income Funds (Cost $60,825) ($ Thousands)		60,670

Multi-Asset Funds — 34.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,345,770	25,100
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,617,318	16,836
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	760,667	8,420
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,007,940	8,356

Total Multi-Asset Funds (Cost $58,045) ($ Thousands)		58,712

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,197,320	25,247
SEI Institutional Managed Trust Large Cap Fund, Cl Y	481,953	6,723
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	947,599	16,858

Total Equity Funds (Cost $46,357) ($ Thousands)		48,828

Total Investments in Securities — 100.0% (Cost $165,227) ($ Thousands)		$168,210

Percentages are based on Net Assets of $168,185 ($ Thousands).

Cl — Class

As of September 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the year.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Moderate Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$ 13,916	$ 403	$ (952)	$ (22)	$ 143	$ 13,488	1,303,148	$ 156	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	5,218	170	(342)	—	11	5,057	540,907	69	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	10,369	453	(6,006)	(866)	1,086	5,036	507,655	187	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	27,893	994	(3,024)	(54)	1,173	26,982	2,314,062	427	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	—	5,118	(57)	—	—	5,061	732,391	27	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	5,214	166	(356)	(7)	29	5,046	504,574	75	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	26,147	373	(3,426)	(94)	2,100	25,100	2,345,770	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	17,399	158	(1,159)	8	430	16,836	1,617,318	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	8,705	250	(768)	11	222	8,420	760,667	161	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,676	203	(535)	(102)	114	8,356	1,007,940	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	26,090	661	(3,058)	(81)	1,635	25,247	2,197,320	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	—	7,436	(823)	9	101	6,723	481,953	26	—
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	6,929	44	(7,084)	(407)	518	—	—	41	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,435	634	(2,108)	8	889	16,858	947,599	182	—

Totals	$ 173,991	$ 17,063	$ (29,698)	$ (1,597)	$ 8,451	$ 168,210	15,261,304	$ 1,351	$ -

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Moderate Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 82.0%
SEI Institutional International Trust International Equity Fund, Cl Y	709,901	$7,582
SEI Institutional Managed Trust Real Estate Fund, Cl Y	440,044	7,591
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	549,122	15,123
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,177,036	38,729

Total Equity Funds (Cost $44,861) ($ Thousands)		69,025

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Fund — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,194,431	$15,163

Total Fixed Income Fund (Cost $15,865) ($ Thousands)		15,163

Total Investments in Securities — 100.0% (Cost $60,726) ($ Thousands)		$84,188

Percentages are based on Net Assets of $84,174 ($ Thousands).

Cl — Class

As of September 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amount designated as “-” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$ 7,620	$ 282	$ (458)	$ 30	$ 108	$ 7,582	709,901	$ –	$ –
SEI Institutional Managed Trust Real Estate Fund, Cl Y	7,700	223	(1,007)	(62)	737	7,591	440,044	50	–
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	15,363	344	(1,229)	286	359	15,123	549,122	110	–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	39,330	446	(3,046)	93	1,906	38,729	2,177,036	407	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	15,323	734	(1,004)	(96)	206	15,163	2,194,431	440	–

Totals	$ 85,336	$ 2,029	$ (6,744)	$ 251	$ 3,316	$ 84,188	6,070,534	$ 1,007	$ -

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Aggressive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 63.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,176,797	$13,192
SEI Institutional International Trust International Equity Fund, Cl Y	3,738,118	39,923
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,143,509	15,163
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,849,899	39,756
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,008,591	11,246

Total Equity Funds (Cost $106,921) ($ Thousands)		119,280

Multi-Asset Fund — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,539,372	37,871

Total Multi-Asset Fund (Cost $35,232) ($ Thousands)		37,871

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,146,768	$11,376
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	817,862	9,536
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,652,271	11,417

Total Fixed Income Funds (Cost $32,875) ($ Thousands)		32,329

Total Investments in Securities — 100.0% (Cost $175,028) ($ Thousands)		$189,480

Percentages are based on Net Assets of $189,432 ($ Thousands).

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 13,609	$ 1,077	$ (1,160)	$ 20	$ (354)	$ 13,192	1,176,797	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	40,508	678	(1,967)	87	617	39,923	3,738,118	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	15,622	255	(1,418)	282	422	15,163	1,143,509	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	40,978	981	(3,739)	(186)	1,722	39,756	2,849,899	303	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	11,696	594	(1,043)	(153)	152	11,246	1,008,591	21	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	39,280	205	(4,616)	53	2,949	37,871	3,539,372	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	11,625	506	(1,023)	(35)	303	11,376	1,146,768	213	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	9,844	334	(1,033)	(15)	406	9,536	817,862	150	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	11,775	527	(972)	(116)	203	11,417	1,652,271	338	—

Totals	$ 194,937	$ 5,157	$(16,971)	$ (63)	$ 6,420	$ 189,480	17,073,187	$ 1,025	$ -

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Tax-Managed Aggressive Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	138,442	$1,552
SEI Institutional International Trust International Equity Fund, Cl Y	1,169,260	12,487
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,585,146	43,655
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	517,510	10,899

Total Equity Funds (Cost $40,647) ($ Thousands)		68,593

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	314,224	3,117

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	905,061	$6,254

Total Fixed Income Funds (Cost $9,651) ($ Thousands)		9,371

Total Investments in Securities — 100.0% (Cost $50,298) ($ Thousands)		$77,964

Percentages are based on Net Assets of $77,951 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

As of September 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 1,531	$ 109	$ (46)	$ (4)	$ (38)	$ 1,552	138,442	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	12,164	284	(172)	(13)	224	12,487	1,169,260	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	42,832	964	(1,928)	104	1,683	43,655	1,585,146	317	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	10,721	438	(454)	(26)	220	10,899	517,510	44	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,019	227	(196)	(16)	83	3,117	314,224	56	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,115	584	(490)	(58)	103	6,254	905,061	180	—

Totals	$ 76,382	$ 2,606	$ (3,286)	$ (13)	$ 2,275	$ 77,964	4,629,643	$ 597	$ -

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Core Market Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	449,547	$4,459
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,921,133	22,400
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	647,171	4,472

Total Fixed Income Funds (Cost $30,295) ($ Thousands)		31,331

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,667,539	17,843
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	403,662	4,468
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	857,626	7,110

Total Multi-Asset Funds (Cost $28,459) ($ Thousands)		29,421

Equity Funds — 31.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	236,725	2,654
SEI Institutional International Trust International Equity Fund, Cl Y	832,366	8,890
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	336,425	4,461
SEI Institutional Managed Trust Large Cap Fund, Cl Y	702,557	9,801
SEI Institutional Managed Trust Small Cap Fund, Cl Y	235,888	2,630

Total Equity Funds (Cost $23,343) ($ Thousands)		28,436

Total Investments in Securities — 100.0% (Cost $82,097) ($ Thousands)		$89,188

Percentages are based on Net Assets of $89,173 ($ Thousands).

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “-” are $0 or have been rounded to $0.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 4,702	$ 253	$ (605)	$ (21)	$ 130	$ 4,459	449,547	$ 91	$ —
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,677	1,127	(3,344)	(11)	951	22,400	1,921,133	359	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,751	283	(598)	(14)	50	4,472	647,171	134	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	18,945	623	(3,164)	84	1,355	17,843	1,667,539	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,734	239	(630)	13	112	4,468	403,662	87	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,558	230	(687)	(111)	120	7,110	857,626	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,858	350	(489)	18	(83)	2,654	236,725	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	9,495	687	(1,469)	81	96	8,890	832,366	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	4,751	376	(883)	108	109	4,461	336,425	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	10,462	886	(1,941)	149	245	9,801	702,557	76	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	2,849	277	(501)	(8)	13	2,630	235,888	5	—

Totals	$ 94,782	$ 5,331	$ (14,311)	$ 288	$ 3,098	$ 89,188	8,290,639	$ 752	$ -

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Core Market Strategy Allocation Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	48,410	$543
SEI Institutional International Trust International Equity Fund, Cl Y	408,084	4,358
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	554,074	15,259
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	179,942	3,790

Total Equity Funds (Cost $13,800) ($ Thousands)		23,950

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	109,084	1,082

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	315,566	$2,180

Total Fixed Income Funds (Cost $3,309) ($ Thousands)		3,262

Total Investments in Securities — 100.0% (Cost $17,109) ($ Thousands)		$27,212

Percentages are based on Net Assets of $27,208 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

As of September 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “-” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value at 3/31/2019	Purchases at Cost	Proceeds from Sales*	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 554	$ 48	$ (45)	$ 1	$ (15)	$ 543	48,410	$ —	$ —
SEI Institutional International Trust International Equity Fund, Class Y	4,404	131	(254)	8	69	4,358	408,084	—	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	15,546	217	(1,147)	234	409	15,259	554,074	113	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,876	107	(265)	13	59	3,790	179,942	16	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,095	76	(113)	(4)	28	1,082	109,084	20	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,218	204	(258)	(22)	38	2,180	315,566	64	—

Totals	$ 27,693	$ 783	$ (2,082)	$ 230	$ 588	$ 27,212	1,615,160	$ 213	$ -

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Market Growth Strategy Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 44.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	774,517	$8,682
SEI Institutional International Trust International Equity Fund, Cl Y	3,059,769	32,678
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	985,184	13,064
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,496,797	34,830
SEI Institutional Managed Trust Small Cap Fund, Cl Y	579,765	6,464

Total Equity Funds (Cost $84,914) ($ Thousands)		95,718

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,065,415	43,500
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	787,056	8,713
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,093,807	17,358

Total Multi-Asset Funds (Cost $69,213) ($ Thousands)		69,571

Fixed Income Funds — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,095,811	10,870
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,610,604	30,440
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,577,208	10,899

Total Fixed Income Funds (Cost $51,615) ($ Thousands)		52,209

Total Investments in Securities — 100.0% (Cost $205,742) ($ Thousands)		$217,498

Percentages are based on Net Assets of $217,453 ($ Thousands).

Cl — Class

As of September 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “-” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Market Growth Strategy Fund (Concluded)

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 9,350	$ 602	$ (1,055)	$ 47	$ (262)	$ 8,682	774,517	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	34,933	847	(3,749)	306	341	32,678	3,059,769	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	14,063	373	(2,001)	398	231	13,064	985,184	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	37,545	1,224	(5,339)	(292)	1,692	34,830	2,496,797	271	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	6,991	347	(885)	(139)	150	6,464	579,765	12	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	46,671	86	(6,713)	100	3,356	43,500	4,065,415	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	9,323	214	(1,056)	25	207	8,713	787,056	179	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	18,584	205	(1,450)	(300)	319	17,358	2,093,807	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	11,579	308	(1,271)	19	235	10,870	1,095,811	205	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	32,640	748	(4,214)	(85)	1,351	30,440	2,610,604	487	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	11,697	372	(1,256)	(151)	237	10,899	1,577,208	326	—

Totals	$ 233,376	$ 5,326	$ (28,989)	$ (72)	$ 7,857	$ 217,498	20,125,933	$ 1,480	$ -

The accompanying notes are an integral part of the financial statements.

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Market Growth Strategy Allocation Fund

† Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	231,583	$2,596
SEI Institutional International Trust International Equity Fund, Cl Y	1,956,342	20,894
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,651,342	73,018
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	860,271	18,117

Total Equity Funds (Cost $66,010) ($ Thousands)		114,625

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	520,319	5,162
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,505,982	10,406

Total Fixed Income Funds (Cost $16,121) ($ Thousands)		15,568

Total Investments in Securities — 100.0% (Cost $82,131) ($ Thousands)		$130,193

Percentages are based on Net Assets of $130,171 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

As of September 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2019, there were no Level 3 securities held during the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “-” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 2,669	$ 130	$ (134)	$ (9)	$ (60)	$ 2,596	231,583	$ —	$ —
SEI Institutional International Trust International Equity Fund, Class Y	21,217	168	(853)	(65)	427	20,894	1,956,342	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	74,995	559	(5,629)	1,119	1,974	73,018	2,651,342	547	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	18,394	262	(881)	4	338	18,117	860,271	75	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,289	267	(514)	(28)	148	5,162	520,319	97	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,664	592	(924)	(114)	188	10,406	1,505,982	307	—

Totals	$ 133,228	$1,978	$(8,935)	$ 907	$3,015	$130,193	7,725,839	$1,026	$ -

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	17

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2019

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Assets:
Investments in affiliated funds, at market value †	$19,170	$10,229	$75,656	$40,316
Income distribution receivable from affiliated funds	22	19	87	62
Receivable for investment securities sold	15	9	58	11
Receivable for fund shares sold	3	7	13	10
Prepaid expenses	—	1	6	3

Total Assets	19,210	10,265	75,820	40,402

Liabilities:
Payable for investment securities purchased	22	19	87	62
Payable for fund shares redeemed	16	14	60	15
Shareholder servicing fees payable	2	—	10	8
Distribution fees payable	—	—	3	—
Investment advisory fees payable	—	1	6	3
Administrative servicing fees payable	—	—	—	—
Trustees’ fees payable	—	—	1	—
Accrued expenses	1	4	8	5

Total Liabilities	41	38	175	93

Net Assets	$19,169	$10,227	$75,645	$40,309

† Cost of investments in affiliated funds	$19,103	$9,366	$74,548	$35,244

Net Assets:
Paid in Capital (unlimited authorization - no par value)	$19,348	$9,580	$74,903	$34,209
Total distributable earnings/(loss)	(179)	647	742	6,100
Net Assets	$19,169	$10,227	$75,645	$40,309
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.04	$14.86	$10.94	$13.82
	($18,776,056 ÷	($10,227,381 ÷	($71,104,132 ÷	($40,309,343 ÷
	1,869,917 shares)	688,167 shares)	6,500,880 shares)	2,917,626 shares)

Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A	N/A	$10.92	N/A
			($3,670,576 ÷
			336,036 shares)

Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.86	N/A	$11.13	N/A
	($393,098 ÷		($870,781 ÷
	39,862 shares)		78,202 shares)

(1) Net assets divided by shares do not calculate to the stated NAV because net assets and shares are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$168,210	$84,188	$189,480	$77,964	$89,188	$27,212	$217,498	$130,193

151	71	76	29	91	10	155	48

105	80	28	12	143	8	250	86
35	3	51	—	6	—	41	—
13	6	14	5	13	2	17	9

168,514	84,348	189,649	78,010	89,441	27,232	217,961	130,336

151	71	121	29	91	10	155	48
115	70	6	1	135	4	259	67
—	17	39	16	19	6	45	27
—	—	14	—	—	—	7	—
—	7	16	6	7	1	5	3
—	—	3	—	—	—	2	—
—	1	2	1	1	—	—	1
63	8	16	6	15	3	35	19

329	174	217	59	268	24	508	165

$168,185	$84,174	$189,432	$77,951	$89,173	$27,208	$217,453	$130,171

$165,227	$60,726	$175,028	$50,298	$82,097	$17,109	$205,742	$82,131

$165,178	$60,562	$174,019	$50,271	$83,773	$16,743	$207,380	$81,606
3,007	23,612	15,413	27,680	5,400	10,465	10,073	48,565

$168,185	$84,174	$189,432	$77,951	$89,173	$27,208	$217,453	$130,171

$12.66	$20.86	$15.24	$21.53	$11.94	$19.20	$13.41	$24.16
($162,314,263 ÷	($84,174,143 ÷	($166,446,135 ÷	($77,951,436 ÷	($89,172,448 ÷	($27,207,828 ÷	($207,153,861 ÷	($130,170,848 ÷
12,821,958 shares)	4,035,546 shares)	10,920,706 shares)	3,620,348 shares)	7,466,465 shares)	1,417,045 shares)	15,441,987 shares)	5,387,779 shares)

$12.62	N/A	$15.06	N/A	N/A	N/A	$13.34	N/A
($3,530,097 ÷		($14,965,023 ÷				($5,364,479 ÷
279,649 shares)		993,739 shares)				402,015 shares)

$13.01	N/A	$14.83	N/A	$13.13(1)	N/A	$13.20	N/A
($2,340,757 ÷		($8,021,163 ÷		($228 ÷		($4,935,349 ÷
179,893 shares)		540,973 shares)		17 shares)		373,751 shares)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	19

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2019 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Investment Income:
Income distributions from affiliated funds	$166	$164	$703	$628

Expenses
Administration fees	15	7	59	30
Investment advisory fees	10	5	39	20
Shareholder servicing fees — Class F	24	12	92	50
Shareholder servicing fees — Class D	—	—	5	—
Shareholder servicing fees — Class I	—	—	1	—
Trustees’ fees	—	—	1	1
Distribution fees — Class D	—	—	14	—
Administrative servicing fees — Class I	—	—	1	—
Registration fees	3	1	12	5
Professional fees	2	1	7	3
Printing fees	2	1	9	5
Custodian/wire agent fees	1	—	3	2
Chief compliance officer fees	—	—	—	—
Other expenses	—	—	1	1

Total expenses	57	27	244	117

Less:
Administration fees waived	(15)	(7)	(59)	(30)
Investment advisory fees waived	(8)	(4)	(31)	(16)
Waiver of shareholder servicing fees — Class F	(14)	—	(33)	—
Waiver of shareholder servicing fees — Class D	—	—	—	—
Waiver of shareholder servicing fees — Class I	—	—	(2)	—

Net Expenses	20	16	119	71

Net Investment Income	146	148	584	557

Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	(38)	(12)	(200)	(112)
Net change in unrealized appreciation from affiliated funds	365	418	2,249	1,924

Net Realized and Unrealized gain from Affiliated Funds	327	406	2,049	1,812

Net Increase in Net Assets Resulting from Operations	$473	$554	$2,633	$2,369

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$1,351	$1,007	$1,025	$597	$752	$213	$1,480	$1,026

130	63	146	59	70	21	169	100
86	42	97	39	47	14	113	67
209	106	214	98	117	35	268	167
4	—	18	—	—	—	7	—
3	—	11	—	—	—	8	—
3	1	14	1	2	—	4	2
13	—	55	—	—	—	20	—
3	—	—	—	—	—	8	—
26	12	30	11	8	4	36	19
14	7	16	6	10	2	19	11
20	10	23	9	15	3	26	16
7	3	7	3	4	1	9	5
—	—	—	—	—	—	1	—
3	1	4	1	1	—	2	2

521	245	635	227	274	80	690	389

(130)	(63)	(146)	(59)	(70)	(21)	(169)	(100)
(70)	(34)	(80)	(31)	(39)	(11)	(94)	(53)
—	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—
(33)	—	—	—	—	—	—	—

287	148	409	137	165	48	427	236

1,064	859	616	460	587	165	1,053	790

(1,597)	251	(63)	(13)	288	230	(72)	907

8,451	3,316	6,420	2,275	3,098	588	7,857	3,015

6,854	3,567	6,357	2,262	3,386	818	7,785	3,922

$7,918	$4,426	$6,973	$2,722	$3,973	$983	$8,838	$4,712

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	21

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2019 (Unaudited) and the year ended March 31, 2019

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/19 - 9/30/19	4/01/18 - 3/31/19	4/01/19 - 9/30/19	4/01/18 - 3/31/19

Operations:
Net investment income	$146	$390	$148	$236
Net realized gain (loss) from sales of affiliated funds	(38)	(321)	(12)	(246)
Capital gain distributions received from affiliated funds	—	146	—	493
Net change in unrealized appreciation (depreciation) from affiliated funds	365	357	418	221
Net Increase in Net Assets Resulting from Operations	473	572	554	704

Distributions:(1)
Class F	(153)	(390)	(136)	(551)
Class D	N/A	N/A	N/A	N/A
Class I	(2)	(7)	N/A	N/A
Total Dividends and Distributions	(155)	(397)	(136)	(551)

Capital Share Transactions:(2)
Class F
Proceeds from shares issued	1,057	6,200	2,789	3,173
Reinvestment of dividends & distributions	152	386	128	510
Cost of shares redeemed	(2,369)	(15,338)	(1,276)	(5,793)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(1,160)	(8,752)	1,641	(2,110)
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A

Class I
Proceeds from shares issued	73	141	N/A	N/A
Reinvestment of dividends & distributions	2	7	N/A	N/A
Cost of shares redeemed	(16)	(294)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	59	(146)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(1,101)	(8,898)	1,641	(2,110)
Net Increase (Decrease) in Net Assets	(783)	(8,723)	2,059	(1,957)

Net Assets:
Beginning of Period	19,952	28,675	8,168	10,125
End of Period(3)	$19,169	$19,952	$10,227	$8,168

(1)                For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/19 - 9/30/19	4/01/18 - 3/31/19	4/01/19 - 9/30/19	4/01/18 - 3/31/19	4/01/19 - 9/30/19	4/01/18 - 3/31/19	4/01/19 - 9/30/19	4/01/18 - 3/31/19

$584	$1,599	$557	$1,075	$1,064	$4,003	$859	$1,826
(200)	(479)	(112)	(282)	(1,597)	3,734	251	200
—	1,140	—	3,058	—	4,238	—	5,237

2,249	150	1,924	(190)	8,451	(5,560)	3,316	(999)
2,633	2,410	2,369	3,661	7,918	6,415	4,426	6,264

(583)	(1,548)	(567)	(3,386)	(1,062)	(4,064)	(872)	(7,115)
(15)	(48)	N/A	N/A	(9)	(53)	N/A	N/A
(6)	(18)	N/A	N/A	(11)	(55)	N/A	N/A
(604)	(1,614)	(567)	(3,386)	(1,082)	(4,172)	(872)	(7,115)

3,564	10,775	2,116	3,703	5,415	16,986	2,214	8,294
553	1,487	507	3,026	1,029	3,912	827	6,813
(9,240)	(19,575)	(3,944)	(6,619)	(18,811)	(49,120)	(7,734)	(21,052)

(5,123)	(7,313)	(1,321)	110	(12,367)	(28,222)	(4,693)	(5,945)

311	778	N/A	N/A	235	324	N/A	N/A
15	46	N/A	N/A	8	49	N/A	N/A
(453)	(667)	N/A	N/A	(428)	(307)	N/A	N/A

(127)	157	N/A	N/A	(185)	66	N/A	N/A

401	1,001	N/A	N/A	167	268	N/A	N/A
6	18	N/A	N/A	11	55	N/A	N/A
(543)	(1,072)	N/A	N/A	(232)	(1,637)	N/A	N/A

(136)	(53)	N/A	N/A	(54)	(1,314)	N/A	N/A

(5,386)	(7,209)	(1,321)	110	(12,606)	(29,470)	(4,693)	(5,945)
(3,357)	(6,413)	481	385	(5,770)	(27,227)	(1,139)	(6,796)

79,002	85,415	39,828	39,443	173,955	201,182	85,313	92,109
$75,645	$79,002	$40,309	$39,828	$168,185	$173,955	$84,174	$85,313

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	23

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended September 30, 2019 (Unaudited) and the year ended March 31, 2019

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund

	4/01/19 - 9/30/19	4/01/18 - 3/31/19	4/01/19 - 9/30/19	4/01/18 - 3/31/19

Operations:

Net investment income	$616	$3,592	$460	$943

Net realized gain (loss) from sales of affiliated funds	(63)	(1,052)	(13)	633

Capital gain distributions received from affiliated funds	—	6,710	—	1,149

Net change in unrealized appreciation (depreciation) from affiliated funds	6,420	(9,332)	2,275	(1,463)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,973	(82)	2,722	1,262

Distributions:

Class F	(610)	(4,341)	(462)	(3,475)

Class D	(2)	(238)	N/A	N/A

Class I	(21)	(235)	N/A	N/A

Total Dividends and Distributions	(633)	(4,814)	(462)	(3,475)

Capital Share Transactions:(1)

Class F

Proceeds from shares issued	7,766	17,461	2,706	6,382

Reinvestment of dividends & distributions	587	4,196	440	3,322

Cost of shares redeemed	(19,625)	(49,087)	(3,819)	(6,836)

Increase (Decrease) in Net Assets Derived from Class F Transactions	(11,272)	(27,430)	(673)	2,868

Class D

Proceeds from shares issued	882	1,706	N/A	N/A

Reinvestment of dividends & distributions	2	234	N/A	N/A

Cost of shares redeemed	(471)	(1,998)	N/A	N/A

Increase (Decrease) in Net Assets Derived from Class D Transactions	413	(58)	N/A	N/A

Class I

Proceeds from shares issued	516	818	N/A	N/A

Reinvestment of dividends & distributions	21	235	N/A	N/A

Cost of shares redeemed	(1,461)	(3,435)	N/A	N/A

Decrease in Net Assets Derived from Class I Transactions	(924)	(2,382)	N/A	N/A

Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(11,783)	(29,870)	(673)	2,868

Net Increase (Decrease) in Net Assets	(5,443)	(34,766)	1,587	655

Net Assets:

Beginning of Period	194,875	229,641	76,364	75,709

End of Period(3)	$189,432	$194,875	$77,951	$76,364

(1)                    For Capital share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

4/01/19 - 9/30/19	4/01/18 - 3/31/19	4/01/19 - 9/30/19	4/01/18 - 3/31/19	4/01/19 - 9/30/19	4/01/18 - 3/31/19	4/01/19 - 9/30/19	4/01/18 - 3/31/19

$587	$2,181	$165	$362	$1,053	$5,078	$790	$1,653

288	(637)	230	140	(72)	(2,458)	907	1,881

—	1,686	—	451	—	5,743	—	1,971

3,098	(1,388)	588	(534)	7,857	(5,539)	3,015	(2,940)
3,973	1,842	983	419	8,838	2,824	4,712	2,565

(622)	(3,808)	(165)	(957)	(1,087)	(5,778)	(798)	(2,848)

N/A	N/A	N/A	N/A	(6)	(94)	N/A	N/A

—	—	N/A	N/A	(25)	(140)	N/A	N/A
(622)	(3,808)	(165)	(957)	(1,118)	(6,012)	(798)	(2,848)

4,375	9,493	806	5,224	4,782	22,025	2,067	11,219

592	3,601	150	849	1,051	5,629	749	2,689

(13,905)	(21,710)	(2,252)	(6,674)	(27,528)	(67,025)	(9,755)	(15,307)

(8,938)	(8,616)	(1,296)	(601)	(21,695)	(39,371)	(6,939)	(1,399)

N/A	N/A	N/A	N/A	315	449	N/A	N/A

N/A	N/A	N/A	N/A	6	90	N/A	N/A

N/A	N/A	N/A	N/A	(342)	(1,028)	N/A	N/A

N/A	N/A	N/A	N/A	(21)	(489)	N/A	N/A

—	—	N/A	N/A	204	978	N/A	N/A

—	—	N/A	N/A	25	140	N/A	N/A

—	—	N/A	N/A	(2,093)	(2,017)	N/A	N/A
—	—	N/A	N/A	(1,864)	(899)	N/A	N/A

(8,938)	(8,616)	(1,296)	(601)	(23,580)	(40,759)	(6,939)	(1,399)
(5,587)	(10,582)	(478)	(1,139)	(15,860)	(43,947)	(3,025)	(1,682)

94,760	105,342	27,686	28,825	233,313	277,260	133,196	134,878
$89,173	$94,760	$27,208	$27,686	$217,453	$233,313	$130,171	$133,196

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	25

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2019 (Unaudited) and years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund

Class F

2019@	$9.88	$0.08	$0.16	$0.24	$(0.08)	$ —	$(0.08)	$10.04	2.43%	$18,776	0.21%		0.59%	1.51%	4%

2019	9.79	0.17	0.09	0.26	(0.17)	—	(0.17)	9.88	2.75	19,624	0.21		0.57	1.77	24

2018	9.83	0.16	(0.02)	0.14	(0.18)	—	(0.18)	9.79	1.45	28,203	0.21		0.57	1.58	19

2017	9.71	0.10	0.14	0.24	(0.12)	—	(0.12)	9.83	2.44	32,489	0.23	(1)	0.64	1.05	69

2016	9.82	0.09	(0.08)	0.01	(0.12)	—	(0.12)	9.71	0.08	34,435	0.26	(1)	0.68	0.87	34

2015	9.74	0.08	0.13	0.21	(0.13)	—	(0.13)	9.82	2.17	34,720	0.13	‡	0.41	0.86	19

Class I

2019@	$9.70	$0.06	$0.17	$0.23	$(0.07)	$ —	$(0.07)	$9.86	2.35%	$393	0.46%		0.84%	1.27%	4%

2019	9.62	0.16	0.07	0.23	(0.15)	—	(0.15)	9.70	2.44	328	0.46		0.82	1.67	24

2018	9.66	0.13	(0.02)	0.11	(0.15)	—	(0.15)	9.62	1.18	472	0.46		0.82	1.29	19

2017	9.55	0.06	0.14	0.20	(0.09)	—	(0.09)	9.66	2.09	979	0.48	(1)	0.90	0.61	69

2016	9.66	0.06	(0.08)	(0.02)	(0.09)	—	(0.09)	9.55	(0.19)	2,602	0.50	(1)	0.92	0.58	34

2015	9.59	0.06	0.12	0.18	(0.11)	—	(0.11)	9.66	1.90	3,735	0.38	‡	0.66	0.59	19

Defensive Strategy Allocation Fund

Class F

2019@	$14.25	$0.21	$0.62	$0.83	$(0.22)	$ —	$(0.22)	$14.86	5.85%	$10,227	0.35%		0.58%	2.95%	11%

2019	14.13	0.43	0.79	1.22	(0.59)	(0.51)	(1.10)	14.25	9.22	8,168	0.35		0.57	3.05	44

2018	14.54	0.43	0.16	0.59	(0.62)	(0.38)	(1.00)	14.13	4.02	10,125	0.35		0.57	2.95	31

2017	14.31	0.46	1.21	1.67	(0.60)	(0.84)	(1.44)	14.54	12.15	8,341	0.37	(2)	0.63	3.17	30

2016	14.88	0.44	(0.48)	(0.04)	(0.53)	—	(0.53)	14.31	(0.19)	7,795	0.37	(2)	0.63	3.10	29

2015	13.86	0.40	1.13	1.53	(0.51)	—	(0.51)	14.88	11.19	9,803	0.16	‡	0.41	2.76	33

Conservative Strategy Fund

Class F

2019@	$10.66	$0.07	$0.30	$0.37	$(0.09)	$ —	$(0.09)	$10.94	3.44%	$71,104	0.26%		0.58%	1.37%	6%

2019	10.56	0.21	0.10	0.31	(0.21)	—	(0.21)	10.66	3.04	74,320	0.26		0.57	2.00	13

2018	10.49	0.19	0.11	0.30	(0.23)	—	(0.23)	10.56	2.85	80,886	0.26		0.57	1.78	17

2017	10.26	0.16	0.27	0.43	(0.20)	—	(0.20)	10.49	4.22	86,219	0.28	(3)	0.63	1.52	55

2016	10.46	0.16	(0.13)	0.03	(0.23)	—	(0.23)	10.26	0.30	94,947	0.29	(3)	0.64	1.57	18

2015	10.31	0.15	0.20	0.35	(0.20)	—	(0.20)	10.46	3.40	106,515	0.14	‡	0.41	1.48	12

Class D

2019@	$10.85	$0.03	$0.08	$0.11	$(0.04)	$ —	$(0.04)	$10.92	3.04%	$3,670	1.01%		1.33%	0.63%	6%

2019	10.54	0.13	0.11	0.24	(0.14)	—	(0.14)	10.64	2.28	3,700	1.01		1.32	1.28	13

2018	10.48	0.11	0.10	0.21	(0.15)	—	(0.15)	10.54	1.97	3,506	1.01		1.32	1.02	17

2017	10.24	0.08	0.28	0.36	(0.12)	—	(0.12)	10.48	3.55	3,609	1.02	(3)	1.38	0.79	55

2016	10.45	0.08	(0.14)	(0.06)	(0.15)	—	(0.15)	10.24	(0.56)	4,766	1.04	(3)	1.39	0.82	18

2015	10.31	0.07	0.20	0.27	(0.13)	—	(0.13)	10.45	2.59	5,321	1.01	‡	1.35	0.65	12

Class I

2019@	$10.64	$0.06	$0.50	$0.56	$(0.07)	$ —	$(0.07)	$11.13	3.24%	$871	0.51%		0.83%	1.14%	6%

2019	10.74	0.19	0.11	0.30	(0.19)	—	(0.19)	10.85	2.83	982	0.51		0.82	1.75	13

2018	10.67	0.11	0.16	0.27	(0.20)	—	(0.20)	10.74	2.49	1,023	0.51		0.82	1.03	17

2017	10.42	0.13	0.29	0.42	(0.17)	—	(0.17)	10.67	4.09	4,030	0.53	(3)	0.88	1.23	55

2016	10.63	0.14	(0.15)	(0.01)	(0.20)	—	(0.20)	10.42	(0.06)	4,258	0.54	(3)	0.89	1.30	18

2015	10.47	0.13	0.21	0.34	(0.18)	—	(0.18)	10.63	3.25	4,940	0.39	‡	0.66	1.27	12

@	For the six month period ended September 30, 2019. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.21%, and 0.46% for classes F, and I, respectively.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(3)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.26%, 1.01%, and 0.51% for classes F, D, and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2019 (Unaudited) and years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2019@	$13.21	$0.19	$0.61	$0.80	$(0.19)	$ —	$(0.19)	$13.82	6.11%	$40,309	0.35%		0.58%	2.77%	5%
2019	13.18	0.37	0.83	1.20	(0.48)	(0.69)	(1.17)	13.21	9.78	39,828	0.35		0.57	2.75	15
2018	13.59	0.38	0.17	0.55	(0.54)	(0.42)	(0.96)	13.18	3.98	39,443	0.35		0.57	2.79	16
2017	13.86	0.40	1.13	1.53	(0.52)	(1.28)	(1.80)	13.59	11.57	44,284	0.37	(1)	0.63	2.84	23
2016	14.73	0.39	(0.36)	0.03	(0.46)	(0.44)	(0.90)	13.86	0.41	41,778	0.36		0.62	2.78	24
2015	13.58	0.35	1.29	1.64	(0.49)	—	(0.49)	14.73	12.22	44,078	0.17	‡	0.41	2.47	25
Moderate Strategy Fund
Class F
2019@	$12.17	$0.06	$0.51	$0.57	$(0.08)	$ —	$(0.08)	$12.66	4.69%	$162,314	0.31%		0.58%	1.00%	10%
2019	12.01	0.26	0.17	0.43	(0.27)	—	(0.27)	12.17	3.72	168,079	0.31		0.57	2.17	12
2018	11.75	0.18	0.33	0.51	(0.25)	—	(0.25)	12.01	4.38	194,123	0.31		0.57	1.53	16
2017	11.30	0.20	0.55	0.75	(0.30)	—	(0.30)	11.75	6.68	212,074	0.33	(2)	0.63	1.70	30
2016	11.69	0.20	(0.26)	(0.06)	(0.33)	—	(0.33)	11.30	(0.44)	229,030	0.33	(2)	0.62	1.78	15
2015	11.39	0.22	0.43	0.65	(0.35)	—	(0.35)	11.69	5.77	262,515	0.15	‡	0.41	1.89	14
Class D
2019@	$12.50	$0.02	$0.13	$0.15	$(0.03)	$ —	$(0.03)	$12.62	4.30%	$3,530	1.06%		1.33%	0.25%	10%
2019	11.98	0.17	0.16	0.33	(0.18)	—	(0.18)	12.13	2.87	3,574	1.06		1.32	1.45	12
2018	11.71	0.09	0.34	0.43	(0.16)	—	(0.16)	11.98	3.68	3,461	1.06		1.32	0.76	16
2017	11.27	0.11	0.54	0.65	(0.21)	—	(0.21)	11.71	5.82	3,646	1.07	(2)	1.37	0.95	30
2016	11.66	0.13	(0.27)	(0.14)	(0.25)	—	(0.25)	11.27	(1.19)	3,215	1.08	(2)	1.38	1.10	15
2015	11.38	0.12	0.43	0.55	(0.27)	—	(0.27)	11.66	4.88	2,866	1.00	‡	1.35	1.00	14
Class I
2019@	$12.13	$0.05	$0.89	$0.94	$(0.06)	$ —	$(0.06)	$13.01	4.59%	$2,341	0.56%		0.83%	0.75%	10%
2019	12.34	0.24	0.16	0.40	(0.24)	—	(0.24)	12.50	3.35	2,302	0.56		0.82	1.97	12
2018	12.05	0.16	0.35	0.51	(0.22)	—	(0.22)	12.34	4.25	3,598	0.56		0.82	1.28	16
2017	11.59	0.14	0.58	0.72	(0.26)	—	(0.26)	12.05	6.32	4,284	0.58	(2)	0.88	1.20	30
2016	11.98	0.17	(0.26)	(0.09)	(0.30)	—	(0.30)	11.59	(0.69)	6,399	0.58	(2)	0.88	1.41	15
2015	11.67	0.19	0.45	0.64	(0.33)	—	(0.33)	11.98	5.51	7,379	0.40	‡	0.66	1.57	14
Moderate Strategy Allocation Fund
Class F
2019@	$20.00	$0.21	$0.86	$1.07	$(0.21)	$ —	$(0.21)	$20.86	5.38%	$84,174	0.35%		0.58%	2.03%	2%
2019	20.35	0.42	0.95	1.37	(0.56)	(1.16)	(1.72)	20.00	7.32	85,313	0.35		0.57	2.08	15
2018	19.87	0.41	1.15	1.56	(0.59)	(0.49)	(1.08)	20.35	7.87	92,109	0.35		0.57	1.98	14
2017	19.16	0.40	1.88	2.28	(0.48)	(1.09)	(1.57)	19.87	12.35	93,996	0.37	(1)	0.63	2.03	16
2016	19.71	0.38	(0.49)	(0.11)	(0.44)	—	(0.44)	19.16	(0.52)	89,631	0.36	(1)	0.63	1.98	15
2015	18.28	0.33	1.64	1.97	(0.54)	—	(0.54)	19.71	10.89	94,698	0.17	‡	0.41	1.74	18

@	For the six month period ended September 30, 2019. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.31%, 1.06%, and 0.56% for classes F, D, and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	27

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2019 (Unaudited) and years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions		Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F
2019@	$14.76	$0.05	$0.48	$0.53		$(0.05)	$ —		$(0.05)	$15.24	3.61%	$166,446	0.35%		0.59%	0.70%	3%
2019	15.08	0.26	(0.23)	0.03		(0.35)	—		(0.35)	14.76	0.42	172,138	0.35		0.57	1.73	12
2018	13.71	0.17	1.45	1.62		(0.25)	—		(0.25)	15.08	11.86	203,817	0.35		0.57	1.18	7
2017	12.42	0.16	1.41	1.57		(0.28)	—		(0.28)	13.71	12.75	213,248	0.37	(1)	0.63	1.21	19
2016	13.39	0.10	(0.80)	(0.70)		(0.27)	—		(0.27)	12.42	(5.22)	224,985	0.37	(1)	0.62	0.82	28
2015	12.93	0.17	0.67	0.84		(0.38)	—		(0.38)	13.39	6.58	260,917	0.16	‡	0.41	1.25	21
Class D
2019@	$14.93	$—	$0.13	$0.13	$	—††	$ —	$	—††	$15.06	3.24%	$14,965	1.10%		1.34%	(0.06)%	3%
2019	14.93	0.15	(0.23)	(0.08)		(0.26)	—		(0.26)	14.59	(0.36)	14,087	1.10		1.32	1.04	12
2018	13.60	0.05	1.46	1.51		(0.18)	—		(0.18)	14.93	11.06	14,419	1.10		1.32	0.34	7
2017	12.35	0.07	1.39	1.46		(0.21)	—		(0.21)	13.60	11.91	16,610	1.11	(1)	1.38	0.52	19
2016	13.33	0.01	(0.80)	(0.79)		(0.19)	—		(0.19)	12.35	(5.93)	13,756	1.12	(1)	1.37	0.07	28
2015	12.90	0.06	0.67	0.73		(0.30)	—		(0.30)	13.33	5.74	14,130	0.94	‡	1.35	0.46	21
Class I
2019@	$14.68	$0.03	$0.15	$0.18		$(0.03)	$ —		$(0.03)	$14.83	3.52%	$8,021	0.60%		0.84%	0.46%	3%
2019	14.68	0.24	(0.24)	—		(0.32)	—		(0.32)	14.36	0.18	8,650	0.60		0.82	1.65	12
2018	13.35	0.11	1.44	1.55		(0.22)	—		(0.22)	14.68	11.60	11,405	0.60		0.82	0.77	7
2017	12.11	0.11	1.38	1.49		(0.25)	—		(0.25)	13.35	12.38	21,720	0.62	(1)	0.88	0.84	19
2016	13.06	0.07	(0.78)	(0.71)		(0.24)	—		(0.24)	12.11	(5.44)	25,296	0.62	(1)	0.87	0.53	28
2015	12.62	0.12	0.68	0.80		(0.36)	—		(0.36)	13.06	6.38	31,258	0.41	‡	0.66	0.91	21
Tax-Managed Aggressive Strategy Fund
Class F
2019@	$20.91	$0.13	$0.62	$0.75		$(0.13)	$ —		$(0.13)	$21.53	3.57%	$77,951	0.35%		0.58%	1.18%	3%
2019	21.61	0.20	0.09	0.29		(0.29)	(0.70)		(0.99)	20.91	1.68	76,364	0.35		0.57	0.93	8
2018	19.20	0.24	2.44	2.68		(0.27)	—		(0.27)	21.61	14.00	75,709	0.35		0.57	1.16	7
2017	16.99	0.21	2.24	2.45		(0.24)	—		(0.24)	19.20	14.51	64,802	0.37	(2)	0.63	1.17	11
2016	18.12	0.18	(1.11)	(0.93)		(0.20)	—		(0.20)	16.99	(5.18)	57,494	0.36	(2)	0.61	1.03	12
2015	17.13	0.17	1.00	1.17		(0.18)	—		(0.18)	18.12	6.85	63,755	0.16	‡(2)	0.41	0.99	15
Core Market Strategy Fund
Class F
2019@	$11.52	$0.07	$0.43	$0.50		$(0.08)	$ —		$(0.08)	$11.94	4.33%	$89,173	0.35%		0.59%	1.25%	6%
2019	11.76	0.26	(0.05)	0.21		(0.29)	(0.16)		(0.45)	11.52	2.08	94,760	0.35		0.57	2.22	14
2018	11.19	0.17	0.63	0.80		(0.23)	—		(0.23)	11.76	7.17	105,341	0.35		0.57	1.42	11
2017	10.90	0.17	0.75	0.92		(0.30)	(0.33)		(0.63)	11.19	8.65	106,398	0.37	(3)	0.63	1.48	23
2016	11.66	0.14	(0.57)	(0.43)		(0.31)	(0.02)		(0.33)	10.90	(3.67)	106,899	0.36	(3)	0.61	1.22	24
2015	11.36	0.18	0.42	0.60		(0.30)	—		(0.30)	11.66	5.37	116,725	0.16	‡	0.41	1.53	20
Class I
2019@	$12.63	$0.13	$0.45	$0.58		$(0.08)	$ —		$(0.08)	$13.13	4.59%	$0	0.00	%^	0.00%^	1.94%	6%
2019	12.78	0.31	(0.05)	0.26		(0.25)	(0.16)		(0.41)	12.63	2.30	0	0.00	^	0.00 ^	2.44	14
2018	12.13	0.19	0.66	0.85		(0.20)	—		(0.20)	12.78	7.00	1	0.60		0.82	1.49	11
2017	11.77	0.25	0.71	0.96		(0.27)	(0.33)		(0.60)	12.13	8.37	103	0.60	(3)	0.86	2.05	23
2016	12.16	0.01	(0.25)	(0.24)		(0.13)	(0.02)		(0.15)	11.77	(2.00)	11	0.60	(3)	0.86	0.12	24
2015	11.84	0.18	0.42	0.60		(0.28)	—		(0.28)	12.16	5.13	533	0.43	‡	0.67	1.46	20

@	For the six month period ended September 30, 2019. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Amount is less than $0.005.

^

The ratio rounds to 0.00% due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net asset would approximate 0.60% (0.82% excluding waivers).

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10%, and 0.60% for classes F, D, and I, respectively.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(3)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% and 0.60% for classes F and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2019 (Unaudited) and years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund

Class F

2019@	$18.64	$0.11	$0.56	$0.67	$(0.11)	$ —	$(0.11)	$19.20	3.61%	$27,208	0.35%		0.58%	1.19%	3%

2019	18.99	0.24	0.03	0.27	(0.26)	(0.36)	(0.62)	18.64	1.64	27,686	0.35		0.57	1.25	17

2018	17.42	0.22	2.20	2.42	(0.24)	(0.61)	(0.85)	18.99	13.98	28,825	0.35		0.57	1.16	13

2017	15.41	0.19	2.03	2.22	(0.21)	—	(0.21)	17.42	14.55	26,980	0.37	(1)	0.63	1.18	15

2016	16.43	0.16	(1.00)	(0.84)	(0.18)	—	(0.18)	15.41	(5.16)	25,218	0.36		0.62	1.02	23

2015	15.53	0.16	0.90	1.06	(0.16)	—	(0.16)	16.43	6.86	26,896	0.17	‡	0.41	0.99	15

Market Growth Strategy Fund

Class F

2019@	$12.96	$0.06	$0.46	$0.52	$(0.07)	$ —	$(0.07)	$13.41	3.99%	$207,154	0.35%		0.59%	0.95%	2%

2019	13.11	0.26	(0.10)	0.16	(0.31)	—	(0.31)	12.96	1.42	221,526	0.35		0.57	2.01	12

2018	12.26	0.17	0.92	1.09	(0.24)	—	(0.24)	13.11	8.92	263,954	0.35		0.57	1.29	7

2017	11.40	0.16	0.98	1.14	(0.28)	—	(0.28)	12.26	10.15	286,089	0.37	(2)	0.63	1.33	20

2016	12.21	0.11	(0.65)	(0.54)	(0.27)	—	(0.27)	11.40	(4.38)	306,490	0.36	(2)	0.62	0.98	20

2015	11.91	0.16	0.49	0.65	(0.35)	—	(0.35)	12.21	5.49	360,251	0.16	‡	0.41	1.31	20

Class D

2019@	$12.89	$0.01	$0.46	$0.47	$(0.02)	$ —	$(0.02)	$13.34	3.61%	$5,364	1.10%		1.34%	0.19%	2%

2019	13.04	0.17	(0.10)	0.07	(0.22)	—	(0.22)	12.89	0.66	5,203	1.10		1.32	1.33	12

2018	12.20	0.06	0.93	0.99	(0.15)	—	(0.15)	13.04	8.13	5,779	1.10		1.32	0.49	7

2017	11.35	0.08	0.98	1.06	(0.21)	—	(0.21)	12.20	9.37	6,496	1.11	(2)	1.38	0.66	20

2016	12.17	0.03	(0.66)	(0.63)	(0.19)	—	(0.19)	11.35	(5.18)	6,259	1.12	(2)	1.37	0.26	20

2015	11.88	0.06	0.50	0.56	(0.27)	—	(0.27)	12.17	4.76	6,010	0.96	‡	1.35	0.52	20

Class I

2019@	$12.76	$0.05	$0.44	$0.49	$(0.05)	$ —	$(0.05)	$13.20	3.84%	$4,935	0.60%		0.84%	0.71%	2%

2019	12.91	0.22	(0.09)	0.13	(0.28)	—	(0.28)	12.76	1.18	6,584	0.60		0.82	1.76	12

2018	12.08	0.12	0.92	1.04	(0.21)	—	(0.21)	12.91	8.61	7,527	0.60		0.82	0.97	7

2017	11.23	0.11	0.99	1.10	(0.25)	—	(0.25)	12.08	9.94	8,658	0.62	(2)	0.88	0.98	20

2016	12.04	0.08	(0.65)	(0.57)	(0.24)	—	(0.24)	11.23	(4.69)	10,156	0.61	(2)	0.87	0.72	20

2015	11.75	0.12	0.49	0.61	(0.32)	—	(0.32)	12.04	5.27	13,163	0.41	‡	0.66	0.99	20

Market Growth Strategy Allocation Fund

Class F

2019@	$23.46	$0.14	$0.70	$0.84	$(0.14)	$ —	$(0.14)	$24.16	3.59%	$130,171	0.35%		0.58%	1.19%	1%

2019	23.61	0.29	0.07	0.36	(0.32)	(0.19)	(0.51)	23.46	1.66	133,196	0.35		0.57	1.23	9

2018	20.98	0.26	2.66	2.92	(0.29)	—	(0.29)	23.61	13.99	134,878	0.35		0.57	1.17	7

2017	18.56	0.23	2.45	2.68	(0.26)	—	(0.26)	20.98	14.55	128,414	0.37	(1)	0.63	1.17	9

2016	19.79	0.20	(1.22)	(1.02)	(0.21)	—	(0.21)	18.56	(5.16)	122,313	0.35		0.61	1.03	13

2015	18.71	0.19	1.08	1.27	(0.19)	—	(0.19)	19.79	6.84	135,002	0.16	‡	0.41	0.99	17

@	For the six month period ended September 30, 2019. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35% for class F.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10% and 0.60% for classes F, D, and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2019

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, and SEI Institutional International Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F (formerly Class A), Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2019, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended September 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended September 30, 2019, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders —

Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts. As of September 30, 2019, the Funds did not utilize forward foreign currency contracts.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2019

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive or reimburse the Funds for all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%	—	0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*

These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Trust will pay the Administrator the following fees at the annual rate set forth below based upon the aggregate average daily net assets of the Trust:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. The Trust did not utilize the Program as of and for the six-month period ended September 30, 2019.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

4. CAPITAL SHARE TRANSACTIONS

For the six-month period ended September 30, 2019 (Unaudited) and the year ended March 31, 2019, Capital Share transactions for the Funds were as follows (Thousands):

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund

	4/01/19 - 9/30/19	2019	4/01/19 - 9/30/19	2019	4/01/19 - 9/30/19	2019	4/01/19 - 9/30/19	2019

Shares Issued and Redeemed:
Class F:
Shares Issued	106	635	194	225	332	1,030	158	280
Shares Issued in Lieu of Cash Distributions	15	40	9	37	51	143	38	239
Shares Redeemed	(238)	(1,568)	(88)	(406)	(855)	(1,861)	(294)	(495)

Total Class F Transactions	(117)	(893)	115	(144)	(472)	(688)	(98)	24

Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	29	74	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	4	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(42)	(62)	N/A	N/A

Total Class D Transactions	N/A	N/A	N/A	N/A	(12)	16	N/A	N/A

Shares Issued and Redeemed:
Class I:
Shares Issued	8	15	N/A	N/A	37	94	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	1	N/A	N/A	1	2	N/A	N/A
Shares Redeemed	(2)	(31)	N/A	N/A	(50)	(100)	N/A	N/A

Total Class I Transactions	6	(15)	N/A	N/A	(12)	(4)	N/A	N/A

Increase (Decrease) in Capital Shares	(111)	(908)	115	(144)	(496)	(676)	(98)	24

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2019

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/19 - 9/30/19	2019	4/01/19 - 9/30/19	2019	4/01/19 - 9/30/19	2019	4/01/19 -9/30/19	2019
Shares Issued and Redeemed:
Class F:
Shares Issued	437	1,428	109	420	517	1,194	127	308
Shares Issued in Lieu of Cash Distributions	83	337	41	357	39	308	21	169
Shares Redeemed	(1,512)	(4,111)	(380)	(1,036)	(1,300)	(3,348)	(180)	(328)
Total Class F Transactions	(992)	(2,346)	(230)	(259)	(744)	(1,846)	(32)	149
Shares Issued and Redeemed:
Class D:
Shares Issued	20	28	N/A	N/A	59	117	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	4	N/A	N/A	—	18	N/A	N/A
Shares Redeemed	(35)	(26)	N/A	N/A	(32)	(135)	N/A	N/A
Total Class D Transactions	(14)	6	N/A	N/A	27		N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	13	22	N/A	N/A	35	57	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	5	N/A	N/A	1	18	N/A	N/A
Shares Redeemed	(18)	(135)	N/A	N/A	(98)	(249)	N/A	N/A
Total Class I Transactions	(4)	(108)	N/A	N/A	(62)	(174)	N/A	N/A
Increase (Decrease) in Capital Shares	(1,010)	(2,448)	(230)	(259)	(779)	(2,020)	(32)	149

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/19 - 9/30/19	2019	4/01/19 - 9/30/19	2019	4/01/19 - 9/30/19	2019	4/01/19 - 9/30/19	2019
Shares Issued and Redeemed:
Class F:
Shares Issued	374	829	43	274	362	1,722	87	493
Shares Issued in Lieu of Cash Distributions	51	327	8	48	80	462	32	121
Shares Redeemed	(1,172)	(1,892)	(119)	(355)	(2,088)	(5,228)	(408)	(649)
Total Class F Transactions	(747)	(736)	(68)	(33)	(1,646)	(3,044)	(289)	(35)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	24	35	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	8	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(26)	(82)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(2)	(39)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	—	N/A	N/A	16	80	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	2	12	N/A	N/A
Shares Redeemed	—	—	N/A	N/A	(160)	(159)	N/A	N/A
Total Class I Transactions	—	—	N/A	N/A	(142)	(67)	N/A	N/A
Decrease in Capital Shares	(747)	(736)	(68)	(33)	(1,790)	(3,150)	(289)	(35)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six-month period ended September 30, 2019, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$778
Sales	1,851
Defensive Strategy Allocation Fund
Purchases	2,712
Sales	1,059
Conservative Strategy Fund
Purchases	10,195
Sales	16,287
Conservative Strategy Allocation Fund
Purchases	6,594
Sales	5,738
Moderate Strategy Fund
Purchases	22,529
Sales	47,960
Moderate Strategy Allocation Fund
Purchases	12,734
Sales	18,737
Aggressive Strategy Fund
Purchases	26,061
Sales	50,475
Tax-Managed Aggressive Strategy Fund
Purchases	7,744
Sales	6,268
Core Market Strategy Fund
Purchases	14,225
Sales	22,790
Core Market Strategy Allocation Fund
Purchases	783
Sales	2,082
Market Growth Strategy Fund
Purchases	5,326
Sales	28,998
Market Growth Strategy Allocation Fund
Purchases	1,978
Sales	8,935

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2019, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2019

The tax character of dividends and distributions declared during the years ended March 31, 2019 and March 31, 2018 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Totals
	2019	2018	2019	2018	2019	2018
Defensive Strategy Fund	$397	$550	$–	$–	$397	$550
Defensive Strategy Allocation Fund	313	352	238	209	551	561
Conservative Strategy Fund	1,614	1,886	–	–	1,614	1,886
Conservative Strategy Allocation Fund	1,457	1,714	1,929	1,306	3,386	3,020
Moderate Strategy Fund	4,172	4,368	–	–	4,172	4,368
Moderate Strategy Allocation Fund	2,408	2,792	4,707	2,211	7,115	5,003
Aggressive Strategy Fund	4,814	4,122	–	–	4,814	4,122
Tax-Managed Aggressive Strategy Fund	1,088	918	2,387	–	3,475	918
Core Market Strategy Fund	2,502	2,101	1,306	–	3,808	2,101
Core Market Strategy Allocation Fund	413	387	544	894	957	1,281
Market Growth Strategy Fund	6,012	5,397	–	–	6,012	5,397
Market Growth Strategy Allocation Fund	1,789	1,709	1,059	–	2,848	1,709

As of March 31, 2019, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$64	$—	$(92)	$—	$3	$(472)	$ (497)
Defensive Strategy Allocation Fund	35	161	—	—	—	33	229
Conservative Strategy Fund	282	72	—	—	2	(1,643)	(1,287)
Conservative Strategy Allocation Fund	156	2,191	—	—	—	1,951	4,298
Moderate Strategy Fund	647	—	—	—	(3)	(5,792)	(5,148)
Moderate Strategy Allocation Fund	146	4,150	—	—	(1)	15,763	20,058
Aggressive Strategy Fund	52	5,143	—	—	(2)	3,880	9,073
Tax-Managed Aggressive Strategy Fund	23	—	—	(35)	2	24,959	24,949
Core Market Strategy Fund	218	1,001	—	—	(2)	832	2,049
Core Market Strategy Allocation Fund	4	493	—	—	—	9,150	9,647
Market Growth Strategy Fund	313	2,465	—	—	—	(425)	2,353
Market Growth Strategy Allocation Fund	41	1,805	—	—	(2)	42,807	44,651

The Funds had capital loss carryforwards at March 31, 2019 as follows ($ Thousands):

	Short-Term Loss	Long- Term Loss	Total
Defensive Strategy Fund	$ 21	$ 71	$92

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended March 31, 2019, the following Funds utilized and/or had expired capital loss carryforwards to offset capital gains ($ Thousands):

	Utilized Capital Loss Carryfowards	Expired Capital Loss Carryfowards
Defensive Strategy Fund	$–	$126
Conservative Strategy Fund	783	–
Moderate Strategy Fund	6,921	1,319
Market Growth Strategy Fund	1,511	–
Market Growth Strategy Allocation Fund	1,087	–

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2019, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Defensive Strategy Fund	$19,103	$403	$(336)	$67
Defensive Strategy Allocation Fund	9,366	540	(95)	445
Conservative Strategy Fund	75,046	451	(2,113)	(1,662)
Conservative Strategy Allocation Fund	36,442	2,450	(499)	1,951
Moderate Strategy Fund	165,506	481	(6,273)	(5,792)
Moderate Strategy Allocation Fund	64,164	17,054	(1,291)	15,763
Aggressive Strategy Fund	179,219	7,650	(3,770)	3,880
Tax-Managed Aggressive Strategy Fund	50,731	25,157	(198)	24,959
Core Market Strategy Fund	85,228	1,292	(465)	827
Core Market Strategy Allocation Fund	17,112	10,168	(68)	10,100
Market Growth Strategy Fund	206,294	15,707	(4,503)	11,204
Market Growth Strategy Allocation Fund	82,875	48,998	(1,680)	47,318

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals.

The following descriptions provide additional information about some of the risks investing in the Funds:

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Exchange-Traded Products (ETPs) Risk — The risks

of owning interests of an ETP, such as an ETF, ETN or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2019

or an Underlying SEI Fund had invested directly in the underlying investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended (1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Currency Risk — As a result of the Fund’s and certain Underlying SEI Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterpart to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Fund or an Underlying SEI Fund. Correlation risk is the risk that changes in the value of a derivative instrument may not correlate perfectly with changes in the value of the derivative instrument’s underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund or an Underlying SEI Fund would like, which may cause the Fund or the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s or the Underlying SEI Fund’s management or performance. The use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Fund or the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value. Each of the above risks could cause the Fund or an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s or an Underlying SEI Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s or an Underlying SEI Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Equity market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Underlying Fund’s value may fluctuate and/or the Underlying Fund may experience increased redemptions from shareholders, which may impact the Underlying Fund’s liquidity or force the Underlying Fund to sell securities into a declining or illiquid market.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2019, SPTC held of record the following:

Defensive Strategy Fund - Class F	67.89%
Defensive Strategy Allocation Fund - Class F	76.47%
Conservative Strategy Fund - Class F	79.27%
Conservative Strategy Fund - Class D	49.65%
Conservative Strategy Fund - Class I	48.38%
Conservative Strategy Allocation Fund - Class F	82.17%
Moderate Strategy Fund - Class F	88.83%
Moderate Strategy Fund - Class D	67.22%
Moderate Strategy Allocation Fund - Class F	75.25%
Aggressive Strategy Fund - Class F	67.33%
Aggressive Strategy Fund - Class I	12.00%
Tax-Managed Aggressive Strategy Fund - Class F	91.98%
Core Market Strategy Fund - Class F	92.96%
Market Growth Strategy Fund - Class F	85.45%
Market Growth Strategy Fund - Class D	21.76%
Market Growth Strategy Allocation Fund - Class F	93.25%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2019

advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

40	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2019

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2019 to September 30, 2019.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,024.30	0.21%	$1.07
Class I	1,000.00	1,023.50	0.46	2.33
Hypothetical 5% Return
Class F	$1,000.00	$1,024.02	0.21%	$1.07
Class I	1,000.00	1,022.76	0.46	2.33

Defensive Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,058.50	0.35%	$1.81
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,034.40	0.26%	$1.33
Class D	1,000.00	1,030.40	1.01	5.14
Class I	1,000.00	1,032.40	0.51	2.60
Hypothetical 5% Return
Class F	$1,000.00	$1,023.76	0.26%	$1.32
Class D	1,000.00	1,020.00	1.01	5.11
Class I	1,000.00	1,022.51	0.51	2.59

Conservative Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,061.10	0.35%	$1.81
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	41

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

September 30, 2019

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Moderate Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,046.90	0.31%	$1.59
Class D	1,000.00	1,043.00	1.06	5.43
Class I	1,000.00	1,045.90	0.56	2.87
Hypothetical 5% Return
Class F	$1,000.00	$1,023.51	0.31%	$1.57
Class D	1,000.00	1,019.75	1.06	5.37
Class I	1,000.00	1,022.26	0.56	2.84

Moderate Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,053.80	0.35%	$1.80
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,036.00	0.35%	$1.79
Class D	1,000.00	1,032.00	1.10	5.60
Class I	1,000.00	1,035.00	0.60	3.06
Hypothetical 5% Return
Class F	$1,000.00	$1,023.00	0.35%	$1.78
Class D	1,000.00	1,020.00	1.10	5.57
Class I	1,000.00	1,022.00	0.60	3.04

Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,035.70	0.35%	$1.79
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78

Core Market Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,043.30	0.35%	$1.79
Class I	$1,000.00	$1,045.90	0.00%	$0.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.31	0.35%	$1.78
Class I	$1,000.00	$1,025.07	0.00%	$0.00

Core Market Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,036.00	0.35%	$1.79
Hypothetical 5% Return
Class F	$1,000.00	$1,023.00	0.35%	$1.78

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Market Growth Strategy Fund
Actual Fund Return
Class F	$1,000.00	$1,040.00	0.35%	$1.79
Class D	1,000.00	1,036.00	1.10	5.61
Class I	1,000.00	1,038.00	0.60	3.07
Hypothetical 5% Return
Class F	$1,000.00	$1,023.00	0.35%	$1.78
Class D	1,000.00	1,020.00	1.10	5.57
Class I	1,000.00	1,022.00	0.60	3.04

Market Growth Strategy Allocation Fund
Actual Fund Return
Class F	$1,000.00	$1,036.00	0.35%	$1.79
Hypothetical 5% Return
Class F	$1,000.00	$1,023.00	0.35%	$1.78

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

42	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Asset Allocation Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services provided to the series of the Trust (the “Funds”), which are primarily invested in affiliated underlying funds. The management and affairs of the Trust are supervised by the Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Advisory Agreement be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party (the “Independent Trustees”) cast in person at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds a meeting each year to consider whether to renew the Advisory Agreement with respect to the Funds. In preparation for this meeting, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations and the services provided pursuant to the Advisory Agreement. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds compared with fees it charges to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s policies on and compliance procedures for personal securities transactions; (xi) SIMC’s expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-5, 2018 meeting of the Board, the Board approved a brief extension of the Advisory Agreement already in effect to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2019 was held on April 2-3, the Advisory Agreement would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-5, 2018 meeting to extend the Advisory Agreement until the April 2-3, 2019 meeting. In evaluating whether to approve the extension of the Advisory Agreement, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-3, 2019 meeting, the Board evaluated the Advisory Agreement in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 4-5, 2018 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	43

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds were sufficient to support the renewal of the Advisory Agreement. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew the Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of the Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding specified caps and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

44	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2019	45

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2019

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-118 (9/19)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher,
Robert A. Nesher,
President and CEO

Date: December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher,
Robert A. Nesher,
President and CEO

Date: December 6, 2019

By:	/s/ James Hoffmayer,
James Hoffmayer,
Controller and CFO

Date: December 6, 2019